Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2023	December 31, 2022
Property and equipment
Buildings and improvements	$1,065,953	$1,097,647
Computer and office equipment	1,250,616	117,390
Revenue equipment – trucking	7,966,706	9,833,295
Subtotal	10,283,275	11,048,332
Less: accumulated depreciation	(8,820,480)	(9,588,572)
Property and equipment, net	$1,462,795	$1,459,760

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 was $878,565, $2,193,898, and $1,438,310, respectively. For the year ended December 31, 2023, the Company disposed revenue equipment with cost of $1,545,903 and accumulated depreciation of $1,545,903 for proceeds of $89,950 resulting in disposal gain of $89,950. For the year ended December 31, 2022, the Company disposed revenue equipment with cost of $2,640,705 and accumulated depreciation of $1,420,491 for proceeds of $540,579 resulting in disposal loss of $679,635.

Revenue equipment under capital leases

The Company leased its revenue equipment from third parties with terms of approximately 24 to 36 months and account for as a capital lease. As of December 31, 2023, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $9,529 and $64, respectively.